Significant Components of Deferred Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Depreciation and amortization	$ 255	$ 344
Tax effect on undistributed earnings of equity method investees	306	662
Deferred tax liabilities	$ 561	$ 1,006